Consolidated Statements of Changes In Equity (Deficit) - USD ($) $ in Thousands		Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non- controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non- controlling interests	Total
Balance at Dec. 31, 2020		$ 49,040	$ 4,315	$ 2,207	$ 559	$ 497	$ (55,188)	$ 1,430		$ 1,430
Income (loss)							(2,650)	(2,650)		(2,650)
Issue of share capital, net of issue expenses	[1]	3,365		4,334				7,699		7,699
Exercise of warrants		1,370		(285)				1,085		1,085
Expiration of share options		27	(27)
Cost of share-based payment			24					24		24
Balance at Jun. 30, 2021		53,802	4,312	6,256	559	497	(57,838)	7,588		7,588
Balance at Dec. 31, 2020		49,040	4,315	2,207	559	497	(55,188)	1,430		1,430
Income (loss)							(5,789)	(5,789)		(5,789)
Issue of share capital, net of issue expenses	[1]	3,364		4,335				7,699		7,699
Exercise of warrants		6,110		(1,352)				4,758		4,758
Expiration of share options		27	(27)
Cost of share-based payment			43					43		43
Balance at Dec. 31, 2021		58,541	4,331	5,190	559	497	(60,977)	8,141		8,141
Income (loss)							(5,759)	(5,759)		(5,759)
Expiration of share options		6	(6)
Cost of share-based payment			655					655		655
Balance at Jun. 30, 2022		$ 58,547	$ 4,980	$ 5,190	$ 559	$ 497	$ (66,736)	$ 3,037		$ 3,037

[1]	Net of issue expenses of $449 thousand.